Related parties transactions - Schedule of related parties transactions (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Related Party [Abstract]
Contract manufacturing revenues from former parent	$ 47
Purchases of Alcon from former parent	$ 19